NET LOSS PER SHARE (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Anti-dilutive securities	7,699,880	598,248	978,557	520,856
Restricted Stock [Member]
Anti-dilutive securities	31,188	20,211